Property, plant and equipment and intangible assets	12 Months Ended
Dec. 31, 2012
Property, plant and equipment and intangible assets
Property, plant and equipment and intangible assets

13    Property, plant and equipment and intangible assets

By type of assets:

	December 31, 2012			December 31, 2011
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Land	676	–	676	695	–	695
Buildings	8,075	(2,104)	5,971	7,912	(1,890)	6,022
Installations	15,748	(4,096)	11,652	14,886	(3,708)	11,178
Equipment	11,640	(4,373)	7,267	12,549	(4,243)	8,306
Railroads	6,504	(2,047)	4,457	6,574	(1,930)	4,644
Mine development costs	27,778	(6,102)	21,676	26,955	(5,180)	21,775
Others	14,530	(4,535)	9,995	14,556	(4,126)	10,430

	84,951	(23,257)	61,694	84,127	(21,077)	63,050

Intangible assets	1,126	(104)	1,022	1,202	(67)	1,135
Construction in progress	29,050	–	29,050	25,845	–	25,845

Total	115,127	(23,361)	91,766	111,174	(21,144)	90,030

          Losses on disposal of property, plant and equipment totaled US$216, US$223 and US$623 in December 31, 2012, 2011 and 2010 respectively. This mainly related to write-offs of ships and trucks, locomotives and other equipment, which were replaced in the normal course of business.

          Assets given in guarantee of judicial processes totaled US$ 96 as at December 31, 2012 (US$ 97 as at December 31, 2011).

Hydroelectric assets

          We participate in several jointly-owned hydroelectric plants, already in operation or under construction, in which we record our undivided interest in these assets as Property, plant and equipment.

          At December 31, 2012 the cost of hydroelectric plants in service totals US$ 2,165 (December 31, 2011 US$2,261) and the related depreciation in the year was US$ 480 (December 31, 2011 US$ 428). The cost of hydroelectric plant under construction totaled at December 31, 2012 totals US$ 10 (December 31, 2011 US$ 59). Income and operating expenses for such plants are not material.

Intangibles

          All of the intangible assets recognized in our financial statements were acquired from third parties, either directly or through a business combination and have definite useful lives from 6 to 30 years.

          At December 31, 2012 the intangibles amount to US$ 1,022 (December 31, 2011—US$ 1,135), and are comprised of rights granted by the government—Ferrovia Norte Sul of US$ 788 and off take-agreements of US$ 234.